UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

September 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 50.2%
Austria - 1.4%
Republic of Austria Government Bond
0.75%, 10/20/26 (a)	EUR	470	$556,289
2.40%, 5/23/34 (a)		45	62,218

			618,507

Belgium - 4.3%
Kingdom of Belgium Government Bond
Series 44
5.00%, 3/28/35 (a)		170	306,449
Series 58
3.75%, 9/28/20 (a)		1,329	1,672,349

			1,978,798

Canada - 0.7%
Canadian Government Bond
0.50%, 3/01/22	CAD	447	325,998

France - 4.9%
French Republic Government Bond OAT
Zero Coupon, 5/25/22 (a)	EUR	637	744,634
1.00%, 5/25/27 (a)		45	53,955
1.75%, 5/25/23-6/25/39 (a)		930	1,157,833
2.25%, 10/25/22 (a)		210	267,312

			2,223,734

Germany - 4.8%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (a)		610	713,677
2.50%, 7/04/44-8/15/46 (a)		866	1,349,090
Series 3
4.75%, 7/04/34 (a)		72	133,484

			2,196,251

Ireland - 0.7%
Ireland Government Bond
1.00%, 5/15/26 (a)		278	330,106

Italy - 7.1%
Italy Buoni Poliennali Del Tesoro
1.20%, 4/01/22		130	146,986
1.35%, 4/15/22		683	775,112
1.85%, 5/15/24		125	139,804
2.05%, 8/01/27		101	109,038
2.20%, 6/01/27		1,070	1,172,768
5.50%, 11/01/22		675	882,420

			3,226,128

Japan - 10.2%
Japan Government Ten Year Bond
Series 347
0.10%, 6/20/27	JPY	36,850	324,885

	Principal Amount (000)		U.S. $ Value
Series 348
0.10%, 9/20/27	JPY	22,400	$197,324
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		158,050	1,673,319
Series 143
1.60%, 3/20/33		42,450	437,914
Series 144
1.50%, 3/20/33		34,350	350,191
Series 150
1.40%, 9/20/34		126,300	1,271,779
Series 158
0.50%, 9/20/36		43,400	378,057

			4,633,469

Malaysia - 0.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	482	118,744

Mexico - 1.8%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	3,460	185,435
Series M 20
10.00%, 12/05/24		10,656	631,237

			816,672

Netherlands - 4.8%
Netherlands Government Bond
0.75%, 7/15/27 (a)	EUR	771	915,932
3.25%, 7/15/21 (a)		987	1,264,338

			2,180,270

Singapore - 0.7%
Singapore Government Bond
2.75%, 3/01/46	SGD	325	232,528
3.375%, 9/01/33		90	70,564

			303,092

Spain - 4.3%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	583	717,184
4.40%, 10/31/23 (a)		255	352,228
4.85%, 10/31/20 (a)		685	877,243

			1,946,655

United Kingdom - 3.3%
United Kingdom Gilt
1.50%, 7/22/26-7/22/47 (a)	GBP	346	435,809
2.50%, 7/22/65 (a)		46	73,490
3.25%, 1/22/44 (a)		42	68,987
4.25%, 12/07/40 (a)		91	168,831
4.50%, 12/07/42 (a)		227	443,334

	Principal Amount (000)		U.S. $ Value
4.75%, 12/07/30 (a)	GBP	181	$316,314

			1,506,765

United States - 0.8%
U.S. Treasury Bonds
3.00%, 2/15/47	U.S.$	43	41,249
U.S. Treasury Notes
2.00%, 8/15/25		371	348,071

			389,320

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	1,198	31,143
9.875%, 6/20/22 (a)		1,225	36,262

			67,405

Total Governments - Treasuries (cost $23,286,032)			22,861,914

CORPORATES - INVESTMENT GRADE - 13.2%
Financial Institutions - 8.9%
Banking - 7.6%
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	100	124,705
3.824%, 1/20/28	U.S.$	135	131,250
Series DD
6.30%, 3/10/26 (b)		29	31,157
Series Z
6.50%, 10/23/24 (b)		49	52,804
Bank of Scotland PLC
9.375%, 5/15/21 (a)	GBP	90	137,972
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	81	109,615
BNP Paribas SA
7.625%, 3/30/21 (a)(b)	U.S.$	205	215,295
Citigroup, Inc.
4.044%, 6/01/24		165	165,552
Cooperatieve Rabobank UA
4.75%, 6/06/22 (a)	EUR	90	121,486
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	315	386,969
Credit Agricole SA
3.00%, 2/02/25	EUR	135	164,095
Danske Bank A/S
5.375%, 9/29/21 (a)	GBP	226	294,568
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	180	207,515
2.905%, 7/24/23	U.S.$	51	49,249
HSBC Bank Capital Funding Sterling 2 LP
5.862%, 4/07/20 (b)	GBP	91	123,698
HSBC Holdings PLC
6.00%, 9/29/23 (a)(b)	EUR	200	257,512

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	U.S.$	200	$185,820
JPMorgan Chase & Co.
3.782%, 2/01/28		135	131,209
Morgan Stanley
1.875%, 3/30/23	EUR	100	121,436
Series G
1.75%, 3/11/24		100	119,913
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	90	121,451
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	110	105,125
US Bancorp
Series J
5.30%, 4/15/27 (b)		90	90,145

			3,448,541

Finance - 0.2%
Synchrony Financial
4.50%, 7/23/25		81	78,325

Insurance - 0.7%
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)	EUR	112	138,165
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	100	123,148
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		45	70,013

			331,326

REITS - 0.4%
American Tower Corp.
4.70%, 3/15/22		10	10,324
5.05%, 9/01/20		10	10,288
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		38	37,656
Spirit Realty LP
4.45%, 9/15/26		3	2,872
VEREIT Operating Partnership LP
4.60%, 2/06/24		7	7,021
WPC Eurobond BV
2.125%, 4/15/27	EUR	110	126,291

			194,452

			4,052,644

Industrial - 4.1%
Basic - 0.3%
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)		100	113,867
Glencore Funding LLC
4.625%, 4/29/24 (a)	U.S.$	20	20,121

	Principal Amount (000)		U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24	U.S.$	10	$9,872

			143,860

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		10	10,004
4.908%, 7/23/25		90	91,499
Warner Media LLC
3.55%, 6/01/24		45	43,748

			145,251

Communications - Telecommunications - 0.6%
AT&T, Inc.
3.40%, 5/15/25		229	217,930
Bell Canada, Inc.
Series M-26
3.35%, 3/22/23	CAD	45	34,872
Rogers Communications, Inc.
4.00%, 6/06/22		10	7,969
TELUS Corp.
Series CH
5.05%, 7/23/20		10	8,043

			268,814

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
4.20%, 10/01/27	U.S.$	35	32,966
General Motors Financial Co., Inc.
3.70%, 5/09/23		17	16,607
5.25%, 3/01/26		7	7,157

			56,730

Consumer Cyclical - Entertainment - 0.5%
Carnival Corp.
1.625%, 2/22/21	EUR	180	216,018

Consumer Non-Cyclical - 1.1%
Celgene Corp.
2.75%, 2/15/23	U.S.$	78	74,824
3.25%, 2/20/23		80	78,388
3.45%, 11/15/27		92	85,714
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	150	117,292
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	100	112,988
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	45	45,288

			514,494

Energy - 0.3%
Enbridge Energy Partners LP
4.375%, 10/15/20		20	20,296
Energy Transfer Partners LP

	Principal Amount (000)		U.S. $ Value
4.65%, 6/01/21	U.S.$	10	$10,238
4.90%, 2/01/24		10	10,315
Noble Energy, Inc.
3.90%, 11/15/24		20	19,647
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		20	19,268
3.85%, 10/15/23		10	9,851
Williams Cos., Inc. (The)
3.90%, 1/15/25		45	44,077

			133,692

Services - 0.0%
Expedia Group, Inc.
3.80%, 2/15/28		13	11,982

Technology - 0.9%
Apple, Inc.
2.513%, 8/19/24	CAD	120	89,706
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27	U.S.$	10	9,425
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		20	21,016
6.02%, 6/15/26 (a)		45	48,063
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	100	116,468
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	20	20,529
Seagate HDD Cayman
4.75%, 1/01/25		10	9,597
4.875%, 3/01/24		80	78,798

			393,602

			1,884,443

Utility - 0.2%
Electric - 0.0%
Union Electric Co.
6.70%, 2/01/19		10	10,123

Other Utility - 0.2%
Anglian Water Services Financing PLC
6.875%, 8/21/23	GBP	45	72,346

			82,469

Total Corporates - Investment Grade (cost $6,208,790)			6,019,556

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 9.5%
Canada - 9.5%
Province of British Columbia Canada
Series T
9.00%, 8/23/24	CAD	912	940,465
Province of Manitoba Canada
3.85%, 12/01/21		345	277,578
Province of Ontario Canada
2.40%, 6/02/26		135	100,361

	Principal Amount (000)		U.S. $ Value
2.60%, 6/02/25-6/02/27	CAD	655	$494,742
3.15%, 6/02/22		316	249,074
Province of Quebec Canada
2.75%, 9/01/25		280	214,726
4.50%, 12/01/19		2,550	2,026,380

Total Local Governments - Provincial Bonds (cost $4,389,934)			4,303,326

GOVERNMENTS - SOVEREIGN AGENCIES - 4.9%
Canada - 4.9%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a)		1,190	893,371
2.00%, 12/15/19 (a)		575	444,274
3.80%, 6/15/21 (a)		1,085	870,268

Total Governments - Sovereign Agencies (cost $2,253,621)			2,207,913

INFLATION-LINKED SECURITIES - 3.9%
Japan - 3.7%
Japanese Government CPI Linked Bond
Series 20
0.10%, 3/10/25	JPY	12,311	112,630
Series 21
0.10%, 3/10/26		168,452	1,545,613

			1,658,243

New Zealand - 0.2%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	136	101,846

Total Inflation-Linked Securities (cost $1,768,467)			1,760,089

CORPORATES - NON-INVESTMENT GRADE - 3.8%
Industrial - 2.1%
Basic - 0.1%
Novelis Corp.
6.25%, 8/15/24 (a)	U.S.$	45	46,079

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		45	46,899
Series T
5.80%, 3/15/22		51	51,880

			98,779

Consumer Non-Cyclical - 0.5%
HCA, Inc.
5.375%, 9/01/26		33	33,360
5.625%, 9/01/28		35	35,155
Mallinckrodt International Finance SA/Mallinckrodt CB LLC

	Principal Amount (000)		U.S. $ Value
4.875%, 4/15/20 (a)	U.S.$	8	$7,944
5.75%, 8/01/22 (a)		41	37,817
Spectrum Brands, Inc.
5.75%, 7/15/25		62	62,701
Tenet Healthcare Corp.
4.375%, 10/01/21		39	38,813
4.50%, 4/01/21		25	24,958

			240,748

Energy - 0.9%
Antero Resources Corp.
5.125%, 12/01/22		65	65,983
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		10	7,321
Energy Transfer Equity LP
4.25%, 3/15/23		15	14,939
EnLink Midstream Partners LP
4.15%, 6/01/25		90	85,369
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		35	35,363
PDC Energy, Inc.
5.75%, 5/15/26		50	47,579
QEP Resources, Inc.
5.25%, 5/01/23		68	66,329
SM Energy Co.
6.625%, 1/15/27		31	32,028
Southern Star Central Corp.
5.125%, 7/15/22 (a)		10	9,989
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		59	58,447

			423,347

Services - 0.1%
Aramark Services, Inc.
5.00%, 2/01/28 (a)		38	37,295

Technology - 0.2%
Western Digital Corp.
4.75%, 2/15/26		68	65,866

Transportation - Services - 0.1%
Hertz Corp. (The)
5.50%, 10/15/24 (a)		45	37,354

			949,468

Financial Institutions - 1.6%
Banking - 1.4%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(b)	EUR	200	235,891
Banco Santander SA
6.25%, 9/11/21 (a)(b)		100	120,810
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (b)	U.S.$	59	55,883

	Principal Amount (000)		U.S. $ Value
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(b)	U.S.$	200	$209,608

			622,192

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		45	46,848

Insurance - 0.1%
Voya Financial, Inc.
5.65%, 5/15/53		42	42,281

			711,321

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		65	64,841

Total Corporates - Non-Investment Grade (cost $1,769,712)			1,725,630

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Risk Share Floating Rate - 3.7%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.566% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)		150	151,245
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3
6.866% (LIBOR 1 Month + 4.65%), 10/25/28 (c)		350	402,947
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
6.216% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		213	234,344
Series 2015-C02, Class 2M2
6.216% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		65	69,828
Series 2015-C04, Class 2M2
7.766% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		272	309,263
Series 2016-C01, Class 1M2
8.966% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		100	120,506
Series 2016-C05, Class 2M2
6.666% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		350	391,772

Total Collateralized Mortgage Obligations (cost $1,630,956)			1,679,905

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 2.9%
Australia & New Zealand Banking Group Ltd.
3.625%, 7/18/22 (a)	EUR	100	$131,048
National Bank of Canada
1.50%, 3/25/21 (a)		100	120,527
Nationwide Building Society
4.375%, 2/28/22 (a)		250	331,572
Santander UK PLC
4.25%, 4/12/21 (a)		250	321,183
Stadshypotek AB
0.625%, 11/10/21 (a)		260	307,486
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		100	110,503

Total Covered Bonds (cost $1,317,638)			1,322,319

SUPRANATIONALS - 0.7%
Supranational - 0.7%
European Financial Stability Facility
0.125%, 10/17/23 (a) (cost $302,957)		259	299,393

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%
Non-Agency Fixed Rate CMBS - 0.6%
Commercial Mortgage Trust
Series 2013-CR10, Class A4
4.21%, 8/10/46	U.S.$	200	206,589
GS Mortgage Securities Trust
Series 2013-GC12, Class C
4.179%, 6/10/46 (d)		20	19,311
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (d)		86	59,164

Total Commercial Mortgage-Backed Securities (cost $294,119)			285,064

EMERGING MARKETS - TREASURIES - 0.5%
Argentina - 0.5%
Argentina POM Politica Monetaria
Series POM
42.819% (ARLLMONP), 6/21/20 (c)	ARS	6,893	196,981
Argentine Bonos del Tesoro
15.50%, 10/17/26		1,274	22,199
16.00%, 10/17/23		567	11,222

Total Emerging Markets - Treasuries (cost $462,492)			230,402

EMERGING MARKETS - SOVEREIGNS - 0.5%
Brazil - 0.4%
Brazilian Government International Bond
4.625%, 1/13/28	U.S.$	200	183,243

	Principal Amount (000)		U.S. $ Value
Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)	U.S.$	34	$33,805

Total Emerging Markets - Sovereigns (cost $233,121)			217,048

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Qatar - 0.4%
Qatar Government International Bond
3.875%, 4/23/23 (a) (cost $198,753)		200	201,524

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
South Korea - 0.4%
Export-Import Bank of Korea
3.70%, 2/19/21 (a) (cost $211,281)	AUD	270	197,501

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.3%
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(d) (cost $115,000)	U.S.$	115	113,318

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS Swaption
Expiration: Oct 2018; Contracts: 4,570,000;
Exercise Rate: 2.97%;
Counterparty: UBS AG (e)	USD	4,570,000	56,622

Options on Forward Contracts - 0.0%
USD/EUR
Expiration: Oct 2018; Contracts: 453,750;
Exercise Price: USD 1.21;
Counterparty: Natwest Markets PLC (e)	USD	453,750	43

Total Options Purchased - Puts
(premiums paid $31,624)			56,665

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.0%
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (a) (cost $18,000)	U.S.$	18	17,307

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.0%
Industrial - 0.0%
Other Industrial - 0.0%
American Tire Distributors, Inc.
6.636% (LIBOR 1 Month + 4.25%), 9/01/21 (f) (cost $(202))	U.S.$	0**	$62

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB,
1.98% (g)(h)(i) (cost $433,375)		433,375	433,375

Total Investments - 96.6% (cost $44,925,670) (j)			43,932,311
Other assets less liabilities - 3.4%			1,566,391

Net Assets - 100.0%			$45,498,702

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	13	December 2018	AUD	13	$1,047,019	$1,045,575	$(1,444)
Euro-BOBL Futures	4	December 2018	EUR	4	610,991	606,997	(3,994)
Euro-Bund Futures	6	December 2018	EUR	6	1,118,439	1,106,179	(12,260)
Euro-OAT Futures	5	December 2018	EUR	5	884,836	876,883	(7,953)
Long Gilt Bond Futures	10	December 2018	GBP	10	1,591,634	1,576,332	(15,302)
U.S. T-Note 2 Yr (CBT) Futures	29	December 2018	USD	58	6,116,672	6,111,297	(5,375)
U.S. T-Note 5 Yr (CBT) Futures	15	December 2018	USD	15	1,700,625	1,687,148	(13,477)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	14	December 2018	EUR	14	2,880,658	2,833,519	47,139
U.S. 10 Yr Ultra Futures	24	December 2018	USD	24	3,064,367	3,024,000	40,367
U.S. T-Note 10 Yr (CBT) Futures	2	December 2018	USD	2	239,883	237,563	2,320
U.S. Ultra Bond (CBT) Futures	2	December 2018	USD	2	321,008	308,563	12,445

							$42,466

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	ZAR	593	GBP	34	10/17/18	$1,884
Barclays Bank PLC	USD	46	TRY	282	10/12/18	585
Barclays Bank PLC	USD	205	MYR	834	11/29/18	(3,581)
Barclays Bank PLC	USD	224	INR	15,595	12/13/18	(11,545)
Barclays Bank PLC	USD	15	IDR	232,928	12/26/18	18
BNP Paribas SA	EUR	15,271	USD	18,008	10/11/18	265,296
Brown Brothers Harriman & Co.	JPY	40,384	USD	363	10/04/18	7,226
Brown Brothers Harriman & Co.	USD	107	JPY	11,589	10/04/18	(4,626)
Brown Brothers Harriman & Co.	AUD	1,067	USD	786	10/11/18	14,919
Brown Brothers Harriman & Co.	AUD	658	USD	471	10/11/18	(4,872)
Brown Brothers Harriman & Co.	EUR	952	USD	1,118	10/11/18	10,889
Brown Brothers Harriman & Co.	EUR	669	USD	769	10/11/18	(8,444)
Brown Brothers Harriman & Co.	EUR	178	NOK	1,706	10/11/18	2,422
Brown Brothers Harriman & Co.	JPY	28,550	AUD	350	10/11/18	1,307
Brown Brothers Harriman & Co.	NZD	309	USD	209	10/11/18	3,686
Brown Brothers Harriman & Co.	USD	140	EUR	119	10/11/18	(1,831)
Brown Brothers Harriman & Co.	USD	10	EUR	8	10/11/18	40
Brown Brothers Harriman & Co.	GBP	2,623	USD	3,449	10/12/18	29,744
Brown Brothers Harriman & Co.	USD	600	GBP	462	10/12/18	3,158
Brown Brothers Harriman & Co.	USD	217	GBP	167	10/12/18	(121)
Brown Brothers Harriman & Co.	SEK	627	EUR	59	10/16/18	(2,236)
Brown Brothers Harriman & Co.	CHF	31	USD	32	10/17/18	348
Brown Brothers Harriman & Co.	USD	91	CHF	88	10/17/18	(1,092)
Brown Brothers Harriman & Co.	USD	46	ZAR	658	10/17/18	307
Brown Brothers Harriman & Co.	USD	45	ZAR	609	10/17/18	(1,711)
Brown Brothers Harriman & Co.	ZAR	670	USD	45	10/17/18	(2,095)
Brown Brothers Harriman & Co.	PLN	428	USD	117	10/18/18	492
Brown Brothers Harriman & Co.	MXN	8,430	USD	441	10/19/18	(7,901)
Brown Brothers Harriman & Co.	USD	320	SGD	435	10/25/18	(1,454)
Brown Brothers Harriman & Co.	USD	342	NOK	2,785	11/15/18	636
Brown Brothers Harriman & Co.	USD	71	SEK	628	11/15/18	160
Brown Brothers Harriman & Co.	ILS	1,225	USD	343	11/29/18	5,048
Brown Brothers Harriman & Co.	CHF	128	USD	135	2/28/19	2,406
Brown Brothers Harriman & Co.	CHF	46	USD	47	2/28/19	(538)
Brown Brothers Harriman & Co.	TRY	911	USD	135	2/28/19	(1,756)
Brown Brothers Harriman & Co.	USD	80	TRY	549	2/28/19	3,142
Citibank, NA	BRL	962	USD	240	10/02/18	2,062
Citibank, NA	USD	236	BRL	962	10/02/18	2,524
Citibank, NA	USD	238	JPY	26,249	10/04/18	(6,527)
Citibank, NA	COP	444,950	USD	146	10/12/18	(4,279)
Citibank, NA	USD	122	CLP	81,837	10/12/18	2,385
Citibank, NA	MXN	11,611	USD	619	10/19/18	332
Citibank, NA	USD	222	BRL	906	11/05/18	2,328
Citibank, NA	UYU	2,341	USD	70	12/04/18	(293)
Citibank, NA	INR	14,261	USD	195	12/13/18	963
Citibank, NA	USD	226	INR	15,761	12/13/18	(11,103)
Citibank, NA	USD	47	CHF	46	2/28/19	432
Credit Suisse International	USD	114	JPY	12,581	10/04/18	(3,291)
Credit Suisse International	GBP	367	EUR	408	10/11/18	(4,076)
Credit Suisse International	EUR	43	SEK	443	10/16/18	119
Credit Suisse International	GBP	12	ZAR	217	10/17/18	(558)
Credit Suisse International	EUR	41	NOK	392	10/31/18	492
Credit Suisse International	USD	249	NOK	2,014	11/15/18	(629)
Credit Suisse International	USD	224	NOK	1,828	11/15/18	589
Credit Suisse International	USD	15	TRY	92	12/03/18	(60)
Credit Suisse International	CNH	172	JPY	2,766	12/13/18	(495)
Credit Suisse International	JPY	23,357	USD	207	12/13/18	(70)
Credit Suisse International	TRY	317	USD	43	2/28/19	(4,811)
Credit Suisse International	USD	47	CHF	46	2/28/19	322
Goldman Sachs Bank USA	JPY	755,691	USD	6,934	10/04/18	282,076
Goldman Sachs Bank USA	SGD	862	USD	628	10/25/18	(2,961)
Goldman Sachs Bank USA	NOK	392	EUR	41	10/31/18	(491)
Goldman Sachs Bank USA	JPY	2,766	CNH	172	12/13/18	495
Goldman Sachs Bank USA	IDR	232,928	USD	15	12/26/18	(18)
JPMorgan Chase Bank, NA	BRL	962	USD	233	10/02/18	(5,049)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	240	BRL	962	10/02/18	$(2,062)
JPMorgan Chase Bank, NA	USD	46	ZAR	655	10/10/18	252
JPMorgan Chase Bank, NA	COP	241,673	USD	80	10/12/18	(1,990)
JPMorgan Chase Bank, NA	GBP	214	USD	278	10/12/18	(1,188)
JPMorgan Chase Bank, NA	SEK	443	EUR	43	10/16/18	(119)
JPMorgan Chase Bank, NA	ZAR	704	USD	46	10/17/18	(3,937)
JPMorgan Chase Bank, NA	USD	233	BRL	962	11/05/18	5,053
JPMorgan Chase Bank, NA	TRY	92	USD	15	12/03/18	60
JPMorgan Chase Bank, NA	CNH	289	USD	42	12/19/18	87
Morgan Stanley Capital Services LLC	USD	222	CLP	148,037	10/12/18	3,133
Royal Bank of Scotland PLC	ARS	3,879	USD	122	10/24/18	30,523
Royal Bank of Scotland PLC	TRY	238	USD	41	2/28/19	4,890
Standard Chartered Bank	USD	513	JPY	56,678	10/04/18	(14,099)
Standard Chartered Bank	BRL	188	USD	45	10/30/18	(1,519)
Standard Chartered Bank	USD	204	IDR	3,018,458	11/08/18	(2,444)
Standard Chartered Bank	KRW	255,732	USD	228	11/15/18	(2,875)
Standard Chartered Bank	USD	460	KRW	512,702	11/15/18	2,182
Standard Chartered Bank	CAD	9,447	USD	7,330	11/16/18	8,924
Standard Chartered Bank	TWD	21,762	USD	711	12/11/18	(7,480)
Standard Chartered Bank	USD	224	INR	16,527	12/13/18	1,045
UBS AG	GBP	172	EUR	195	10/11/18	1,205
UBS AG	JPY	25,557	EUR	195	10/11/18	922
UBS AG	ZAR	217	GBP	12	10/17/18	558

						$571,439

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.87%	10/05/18	$20,560	$20,568	$ (55,667)

CURRENCY OPTIONS WRITTEN
Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. EUR/ Natwest Markets PLC (k)	USD	1.170	10/2018	438,750	USD	439	$3,675	$ (4,211)
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (k)	BRL	4.100	10/2018	512,500	BRL	513	1,312	(3,205)
BRL vs. USD/ Deutsche Bank AG (k)	BRL	4.560	11/2018	524,400	BRL	524	1,475	(989)
CNH vs. USD/ JPMorgan Chase Bank, NA (k)	CNH	7.050	12/2018	1,586,250	CNH	1,586	1,135	(728)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
IDR vs. USD/ Goldman Sachs Bank USA (k)	IDR	15,870.000	12/2018	1,809,180,000	IDR	1,809,180	$727	$(472)
INR vs. USD/ JPMorgan Chase Bank, NA (k)	INR	71.320	02/2019	7,132,000	INR	7,132	926	(4,189)
JPY vs. CNH/ Goldman Sachs Bank USA (k)	JPY	16.500	12/2018	12,787,500	JPY	12,788	575	(1,140)
MXN vs. USD/ Morgan Stanley Capital Services LLC (k)	MXN	23.820	02/2019	2,382,000	MXN	2,382	1,332	(158)
NOK vs. EUR/ Goldman Sachs Bank USA (k)	NOK	9.790	10/2018	1,958,000	NOK	1,958	1,119	(96)
SEK vs. EUR/ JPMorgan Chase Bank, NA (k)	SEK	10.600	10/2018	2,120,000	SEK	2,120	1,238	(79)
SGD vs. CHF/ UBS AG (k)	SGD	1.550	06/2019	155,000	SGD	155	469	(346)
TRY vs. CHF/ UBS AG (k)	TRY	5.900	02/2019	590,000	TRY	590	1,079	(15,349)
USD vs. EUR/ Natwest Markets PLC (k)	USD	1.250	10/2018	468,750	USD	469	2,595	(4)
USD vs. TRY/ JPMorgan Chase Bank NA. (k)	USD	7.000	11/2018	805,000	USD	805	1,291	(1,485)
ZAR vs. GBP/ UBS AG (k)	ZAR	19.520	10/2018	1,464,000	ZAR	1,464	1,328	(159)

							$20,276	$(32,610)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Australia Series 30, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.75%	USD	4,500	$(55,517)	$(45,152)	$(10,365)
Sale Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.60	USD	4,500	87,745	85,237	2,508

						$ 32,228	$ 40,085	$ (7,857)

* Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	5,610	1/17/20	2.170%	3 Month LIBOR	Semi-Annual/Quarterly	$52,878	$49,117		$3,761
USD	5,610	1/17/20	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	50,078	46,709		3,369
USD	5,610	1/17/20	3 Month LIBOR	2.170%	Quarterly/Semi-Annual	(52,760)	– 0	–	(52,760)
USD	5,610	1/17/20	3 Month LIBOR	2.204%	Quarterly/Semi-Annual	(49,958)	– 0	–	(49,958)
USD	4,710	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	(13,029)	– 0	–	(13,029)
USD	2,355	1/17/23	3 Month LIBOR	2.420%	Quarterly/Semi-Annual	(61,867)	(61,202)		(665)
USD	2,355	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	64,979	– 0	–	64,979
USD	2,355	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	61,858	– 0	–	61,858
USD	2,355	1/17/23	3 Month LIBOR	2.389	Quarterly/Semi-Annual	(64,987)	(63,844)		(1,143)
USD	1,960	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	(15,507)	– 0	–	(15,507)
GBP	130	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/ Semi-Annual	12,929	1		12,928

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
EUR	1,550	6/08/48	6 Month EURIBOR	1.545%	Semi-Annual/Annual	$15,681	$	– 0	–	$15,681
USD	890	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	25,528		– 0	–	25,528

						$25,823		$(29,219)		$55,042

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.35%	USD	100	$(1,197)	$(3,992)	$2,795
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.35	USD	360	(4,308)	(18,424)	14,116
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.35	USD	470	(5,624)	(22,999)	17,375

						$(11,129)	$(45,415)	$34,286

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	6	$603	$	– 0	–	$603
AUD/JPY 3/03/20*	12.75	Maturity	AUD	3	(877)		– 0	–	(877)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	7	(819)		– 0	–	(819)
AUD/JPY 5/07/20*	12.22	Maturity	AUD	5	(398)		– 0	–	(398)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	1	(327)		– 0	–	(327)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	2	(585)		– 0	–	(585)

					$(2,403)	$	– 0	–	$(2,403)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate market value of these securities amounted to $20,841,591 or 45.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2018.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,187,862 and gross unrealized depreciation of investments was $(1,535,681), resulting in net unrealized depreciation of $(347,819).

(k)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate

IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN [1] September 30, 2018 (unaudited)
16.9%	United States
16.2%	Canada
14.3%	Japan
8.1%	Italy
6.6%	United Kingdom
5.9%	France
5.5%	Netherlands
5.2%	Spain
5.0%	Germany
4.5%	Belgium
1.9%	Mexico
1.4%	Austria
0.8%	Switzerland
6.7%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Argentina, Australia, Brazil, Costa Rica, Denmark, Ireland, Malaysia, New Zealand, Qatar, Singapore, South Korea, Supranational, Sweden, Turkey and Uruguay.

AB FlexFee International Bond Portfolio

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$22,861,914		$	– 0	–	$22,861,914
Corporates - Investment Grade		– 0	–	6,019,556			– 0	–	6,019,556
Local Governments - Provincial Bonds		– 0	–	4,303,326			– 0	–	4,303,326
Governments - Sovereign Agencies		– 0	–	2,207,913			– 0	–	2,207,913
Inflation-Linked Securities		– 0	–	1,760,089			– 0	–	1,760,089
Corporates - Non-Investment Grade		– 0	–	1,725,630			– 0	–	1,725,630
Collateralized Mortgage Obligations		– 0	–	1,679,905			– 0	–	1,679,905
Covered Bonds		– 0	–	1,322,319			– 0	–	1,322,319
Supranationals		– 0	–	299,393			– 0	–	299,393
Commercial Mortgage-Backed Securities		– 0	–	206,589			78,475		285,064
Emerging Markets - Treasuries		– 0	–	230,402			– 0	–	230,402
Emerging Markets - Sovereigns		– 0	–	217,048			– 0	–	217,048
Governments - Sovereign Bonds		– 0	–	201,524			– 0	–	201,524
Quasi-Sovereigns		– 0	–	197,501			– 0	–	197,501
Asset-Backed Securities		– 0	–	– 0	–		113,318		113,318
Options Purchased - Puts		– 0	–	56,665			– 0	–	56,665
Emerging Markets - Corporate Bonds		– 0	–	17,307			– 0	–	17,307
Bank Loans		– 0	–	62			– 0	–	62
Short-Term Investments:
Investment Companies		433,375		– 0	–		– 0	–	433,375

Total Investments in Securities		433,375		43,307,143			191,793		43,932,311
Other Financial Instruments*:
Assets
Futures		102,271		– 0	–		– 0	–	102,271
Forward Currency Exchange Contracts		– 0	–	707,666			– 0	–	707,666
Centrally Cleared Credit Default Swaps		– 0	–	87,745			– 0	–	87,745
Centrally Cleared Interest Rate Swaps		– 0	–	283,931			– 0	–	283,931
Variance Swaps		– 0	–	603			– 0	–	603
Liabilities
Futures		(59,805)		– 0	–		– 0	–	(59,805)
Forward Currency Exchange Contracts		– 0	–	(136,227)			– 0	–	(136,227)
Interest Rate Swaptions Written		– 0	–	(55,667)			– 0	–	(55,667)
Currency Options Written		– 0	–	(32,610)			– 0	–	(32,610)
Centrally Cleared Credit Default Swaps		– 0	–	(55,517)			– 0	–	(55,517)
Centrally Cleared Interest Rate Swaps		– 0	–	(258,108)			– 0	–	(258,108)
Credit Default Swaps		– 0	–	(11,129)			– 0	–	(11,129)
Variance Swaps		– 0	–	(3,006)			– 0	–	(3,006)

Total^		$ 475,841		$ 43,834,824			$ 191,793		$ 44,502,458

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial
	Mortgage-Backed		Asset-Backed
	Securities		Securities		Total
Balance as of 12/31/17	$19,769		$ – 0	–	$19,769
Accrued discounts/(premiums)	18		15		33
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(476)		(1,681)		(2,157)
Purchases	59,164		114,984		174,148
Sales	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–
Balance as of 9/30/18	$78,475		$113,318		$191,793

Net change in unrealized appreciation/depreciation from investments held as of 9/30/18	$(476)		$(1,681)		$(2,157)

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/17	at Cost	Proceeds	9/30/18	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$1,145	$11,547	$12,259	$433	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2018